Loan receivables in the financial services segment - Summary of Loan Receivables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of Loan Receivables [Line Items]
Non-current loan receivables	$ 626	$ 420
Current loan receivables	1,539	760
Loan receivables in the financial services segment
Disclosure of Loan Receivables [Line Items]
Non-current loan receivables	626	420
Current loan receivables	1,539	760
Gross carrying amount | Loan receivables in the financial services segment
Disclosure of Loan Receivables [Line Items]
Non-current loan receivables	660	443
Current loan receivables	1,657	835
Less: Loss allowance | Loan receivables in the financial services segment
Disclosure of Loan Receivables [Line Items]
Non-current loan receivables	(34)	(23)
Current loan receivables	$ (118)	$ (75)